Federated Emerging Market Debt Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER IHIAX)
CLASS B SHARES (TICKER IHIBX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2014
Under the heading entitled “Fund Management,” please add the following:
“Ruggero de' Rossi, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2014.”
March 27, 2014
Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452083 (3/14)